Other income (Details) - CHF (SFr)	1 Months Ended					12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Feb. 28, 2023	Oct. 31, 2019	Jul. 31, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income
Other income						SFr 34,116	SFr 22,521	SFr 236,997
Deferred income	SFr 324,210					324,210
Short term deferred income	234,978					234,978
Long term deferred income	89,232					89,232
Eurostars/Innosuisse | mGlu7 NAM program
Other income
Amount of grant awarded					SFr 500,000
Proceeds from grants			SFr 120,000	SFr 380,000
Other receivables							120,000
Other income						0	SFr 0	SFr 200,000
Eurostars/Innosuisse | mGlu2 NAM program
Other income
Amount of grant awarded		SFr 500,000
Proceeds from grants	350,000
Other income						30,000.00
Deferred income	320,000					320,000
Short term deferred income	230,000					230,000
Long term deferred income	SFr 90,000.00					SFr 90,000.00